PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid and other current assets consist of the following:

	September 30, 2024	September 30, 2023
Prepayment of service fee	$73,616	$109,739
Other current assets	49,060	30,957
Total	$122,676	$140,696

Other current assets mainly represent short-term lease deposit.